united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019

Shares		Fair Value
	COMMON STOCK - 77.4%
	AEROSPACE/DEFENSE - 2.6%
129,315	Avio SPA	$1,736,077

	AIRLINES - 0.3%
4,738	Wizz Air Holdings PLC *	188,910

	AUTO PARTS & EQUIPMENT - 9.7%
91,936	Brembo SpA	1,051,756
49,290	CIE Automotive SA * ^	1,385,667
237,840	Gestamp Automocion SA	1,393,204
21,865	KTMI Industries AG	1,304,715
15,144	MBB SE ^	1,416,225
		6,551,567
	BEVERAGES - 2.5%
14,366	Remy Cointreau SA ^	1,673,154

	BUILDING MATERIALS - 2.5%
31,653	Imerys SA ^	1,670,732

	COMMERCIAL SERVICES - 4.4%
133,934	Brunel International NV	1,873,392
70,191	Keywords Studios PLC ^	1,100,607
		2,973,999
	COMPUTERS - 3.1%
51,431	Solutions 30 SE *	658,602
8,230	Teleperformance ^	1,419,361
		2,077,963
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
69,792	Plus500 Ltd. ^	1,409,252

	ENGINEERING & CONSTRUCTION - 3.6%
11,323	Acciona SA ^	1,079,684
88,867	SPIE SA ^	1,341,932
		2,421,616
	ENTERTAINMENT - 1.9%
58,536	Kambi Group PLC *	1,326,357

	ENVIRONMENTAL CONTROL - 2.2%
33,759	Befesa SA	1,479,746

	FOOD - 2.0%
20,991	Takeaway.com NV * ^	1,334,372

	HAND/MACHINE TOOLS - 2.2%
27,085	Rhi Magnesita NV ^	1,519,220

	HEALTHCARE - SERVICES - 2.4%
29,951	LNA Sante SA	1,634,165

	HOUSEHOLD PRODUCTS/WARES - 2.0%
87,665	Fila SpA ^	1,351,947

	INSURANCE - 2.6%
233,892	Lancashire Holdings Ltd. ^	1,735,278

	INTERNET - 2.0%
1,418,276	Gocompare.Com Group PLC	1,380,598

	INVESTMENT COMPANIES - 0.3%
220,000	Stirling Industries PLC *	202,580

	LEISURE TIME - 1.7%
408,911	Gym Group PLC ^	1,140,353

	MEDIA - 3.3%
252,361	Altice Europe NV * ^	516,162
27,594	Axel Springer SE	1,690,791
		2,206,953
	MINING - 1.8%
160,259	KAZ Minerals PLC ^	1,250,964

	OIL & GAS - 3.4%
211,257	Northern Drilling Ltd. * ^	1,359,308
103,566	Seadrill Ltd. * ^	929,494
		2,288,802
	PACKAGING & CONTAINERS - 1.5%
143,277	Metsa Board OYJ ^	1,042,317

	RETAIL - 7.0%
153,117	Applegreen PLC	1,077,586
262,885	CECONOMY AG	1,236,755
669,296	City Pub Group PLC *	1,787,265
866,269	SiS Science in Sport PLC *	609,651
		4,711,257

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 77.4%
	SOFTWARE - 1.7%
174,203	Wandisco PLC *	$1,191,609

	TELECOMMUNICATIONS - 0.5%
118,760	ICE Group AS * #	281,973
118,760	Net1 International Holdings AS * #	70,493
		352,466
	TEXTILES - 1.5%
97,678	Aquafil SpA	1,042,351

	TRANSPORTATION - 6.6%
32,503	Construcciones y Auxiliar de Ferrocarriles SA ^	1,467,582
220,694	Golden Ocean Group Ltd. ^	1,126,591
110,597	Goodbulk Ltd. * #	1,857,310
		4,451,483

	TOTAL COMMON STOCK (Cost - $57,609,023)	52,346,088

	SHORT-TERM INVESTMENT - 15.2%
	MONEY MARKET FUND - 15.2%
10,282,245	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.28% **	10,282,245
	TOTAL SHORT-TERM INVESTMENT (Cost - $10,282,245)

	TOTAL INVESTMENTS - 92.6% (Cost - $67,891,268)	$62,628,333
	SECURITIES SOLD SHORT - (29.4) % (Proceeds - $21,280,799)	(19,871,698)
	OTHER ASSETS LESS LIABILITIES - 36.8%	24,878,456
	NET ASSETS - 100.0%	$67,635,091

	SECURITIES SOLD SHORT - (29.4)%
	APPAREL - (1.2) %
326,439	boohoo Group PLC	$807,085

	CHEMICALS - (2.4) %
34,735	Fuchs Petrolub SE	1,630,936

	COMMERCIAL SERVICES - (4.0) %
369,576	BCA Marketplace PLC	974,749
60,372	Elis SA	978,840
273,662	Equiniti Group PLC	746,977
		2,700,566
	DIVERSIFIED FINANCIAL SERVICES - (2.4) %
8,825	Grenke AG	812,126
17,313	Leonteq AG *	800,297
		1,612,423
	ENEGRY ALTERNATE SOURCES - (1.6) %
16,822	Landis+Gyr Group AG	1,087,724

	ENGINEERING & CONSTRUCTION - (1.5) %
80,457	Arcadis NV	1,045,068

	FOOD - (1.1) %
21,763	ICA Gruppen AB	764,943

	HOUSEHOLD PRODUCTS/WARES - (1.7) %
11,305	Societe BIC SA	1,135,693

	INTERNET - (1.7) %
9,560	Zooplus AG *	1,152,908

	LEISURE TIME - (1.0) %
58,784	Technogym SpA	683,286

	MEDIA - (1.4) %
77,846	Pearson PLC	927,768

	OIL & GAS SERVICES - (1.4) %
130,863	Petrofac Ltd.	946,791

	REAL ESTATE - (1.0) %
47,509	Neinor Homes SA *	682,518

	RETAIL - (3.2) %
433,469	AO World PLC *	678,547
89,355	Greene King PLC	705,253
255,083	Halfords Group PLC	777,132
		2,160,932
	SEMICONDUCTORS - (1.7) %
22,732	Sensirion Holding AG *	1,120,446

	SOFTWARE - (1.0) %
668,555	Learning Technologies Group PLC	661,347

	TELECOMMUNICATIONS - (1.1) %
511,745	TalkTalk Telecom Group PLC	751,264

	TOTAL SECURITIES SOLD SHORT (Proceeds - $21,280,799)	19,871,698

PLC - Public Limited Company
* Non-income producing security.
^ All or a portion of these securities are held as collateral for securities sold short.
# Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
** Money market fund; interest rate reflects effective yield on January 31, 2019.

Balter European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
British Pound	2/14/2019	Goldman Sachs	1,134,299	$1,492,826	$(3,898)
Swiss Franc	2/14/2019	Goldman Sachs	1,630,777	1,645,211	(14,608)
				$3,138,037	$(18,506)
To Sell:
British Pound	2/14/2019	Goldman Sachs	5,799,794	$7,632,981	$(183,332)
Euro	2/14/2019	Goldman Sachs	18,528,406	21,277,161	(32,936)
Euro	2/14/2019	Goldman Sachs	2,136,234	2,453,153	(10,761)
Norwegian Krone	2/14/2019	Goldman Sachs	53,007,550	6,295,596	(66,074)
Swedish Krona	2/14/2019	Goldman Sachs	19,953,383	2,207,087	28,376
				$39,865,978	$(264,727)

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares						Fair Value
	COMMON STOCK - 89.1%
	ADVERTISING - 0.2%
4,406	Affinion Group Holdings, Inc. *					$66,090
2,508	WPP PLC - ADR					143,708
						209,798
	APPAREL - 0.6%
14,284	Skechers U.S.A., Inc. *					388,096
7,154	Superior Group of Cos., Inc.					127,127
9,211	Unifi, Inc. *					197,023
						712,246
	AUTO PARTS & EQUIPMENT - 2.1%
5,249	Altra Industrial Motion Corp.					160,672
13,570	BorgWarner, Inc. +					555,013
5,204	Cooper Tire & Rubber Co. + #					183,181
8,753	Lear Corp. +					1,347,349
6,163	Tenneco, Inc. +					213,733
						2,459,948
	BANKS - 2.3%
8,916	Goldman Sachs Group, Inc. +					1,765,457
13,713	State Street Corp. +					972,252
						2,737,709
	BUILDING MATERIALS - 0.4%
13,598	NCI Building Systems, Inc. * #					110,960
5,787	Owens Corning +					303,181
						414,141
	CASINOS & GAMING - 0.1%
8,073	The Stars Group, Inc. #					146,202

	CHEMICALS - 2.3%
23,746	Eastman Chemical Co. +					1,914,403
17,013	HB Fuller Co. +					840,272
						2,754,675
	COMMERCIAL SERVICES - 2.9%
47,278	Atento SA					186,748
17,808	CAI International, Inc. * +					441,995
6,978	Carriage Services, Inc.					135,722
6,863	Collectors Universe, Inc.					92,513
59,154	CPI Card Group, Inc. *					177,462
11,338	Kelly Services, Inc. +					253,971
7,495	Nielsen Holdings PLC					192,472
16,528	RR Donnelley & Sons Co. +					84,293
8,567	ServiceMaster Global Holdings, Inc. * +					334,027
41,439	TrueBlue, Inc. * +					1,010,697
2,159	United Rentals, Inc. * +					270,436
5,532	Weight Watchers International, Inc. * #					177,024
						3,357,360
	COMPUTERS - 4.2%
12,305	Agilysys, Inc. * +					217,799
24,167	Cognizant Technology Solutions Corp. +					1,683,957
44,437	NCR Corp. * +					1,188,690
51,523	Presidio, Inc. #					820,761
22,818	Western Digital Corp. + #					1,026,582
						4,937,789
	DISTRIBUTION/WHOLESALE - 3.3%
9,728	Anixter International, Inc. *					590,587
109,258	Houston Wire & Cable Co. * +					685,048
54,129	LKQ Corp. * +					1,419,262
21,427	WESCO International, Inc. * +					1,122,775
						3,817,672
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
10,814	GoldMoney, Inc. *					13,257
17,769	Raymond James Financial, Inc. +					1,430,405
104,987	Waddell & Reed Financial, Inc. + #					1,797,377
						3,241,039
	ELECTRICAL COMPONENTS & EQUIPEMENT - 2.8%
45,221	Belden, Inc. +					2,424,298
36,658	Insteel Industries, Inc. +					809,775
						3,234,073
	ELECTRONICS - 6.9%
22,003	Benchmark Electronics, Inc. +					559,316
190,132	Celestica, Inc. * +					1,888,011
34,495	Comtech Telecommunications Corp. +					861,340
45,743	Digital Ally, Inc. * #					152,782
135,448	Flex Ltd. * +					1,303,010
60,526	Sanmina Corp. * +					1,889,622
3,962	TE Connectivity Ltd. +					320,724
11,667	Tech Data Corp. * +					1,115,715
						8,090,520
	ENGINEERING & CONSTRUCTION - 0.9%
24,379	AECOM +					746,241
3,046	Frontdoor, Inc. +					90,527
7,376	VSE Corp.					240,679
						1,077,447
	ENTERTAINMENT - 0.9%
9,057	Scientific Games Corp. * #					226,968
51,580	Speedway Motorsports, Inc. +					832,501
						1,059,469
	ENVIRONMENTAL CONTROL - 0.5%
35,909	Covanta Holding Corp. +					578,135

	FOOD - 1.4%
8,822	Alcanna, Inc.					31,505
6,529	Campbell Soup Co. #					231,322
12,721	Fresh Del Monte Produce, Inc.					406,818
53,972	Nomad Foods Ltd. * +					989,307
						1,658,952
	FOREST PRODUCTS & PAPER - 1.0%
23,686	International Paper Co. +					1,123,427

	HEALTHCARE - PRODUCTS - 0.8%					656,028
127,632	Invacare Corp. +					240,189
31,234	Sensus Healthcare, Inc. *					896,217
	HEALTHCARE - SERVICES - 0.2%
14,106	Civitas Solutions, Inc. *					250,099

	HOUSEHOLD PRODUCTS/WARES- 0.6%
43,978	Quanex Building Products Corp.					688,256

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	COMMON STOCK (Continued) - 89.1%
	INSURANCE - 1.4%
18,040	Prudential Financial, Inc. +					$1,662,206

	INTERNET - 5.4%
47,598	Despegar.com Corp. * #					714,922
50,076	eBay, Inc. * +					1,685,057
691,577	Groupon, Inc. * + #					2,607,245
20,901	Overstock.com, Inc. #					362,632
107,067	Social Reality, Inc. * #					365,098
5,305	Wayfair, Inc. * #					580,685
						6,315,639
	IRON & STEEL - 0.6%
8,805	Reliance Steel & Aluminum Co. +					720,953

	LEISURE TIME - 0.2%
4,351	Johnson Outdoors, Inc. #					272,590

	MACHINERY - CONSTRUCTION & MINING - 0.3%
10,686	Astec Industries, Inc. +					395,596

	MACHINERY - DIVERSIFIED - 1.3%
25,391	Hurco Cos., Inc. +					973,745
63,576	NN, Inc.					580,449
						1,554,194
	MEDIA - 4.7%
63,104	Comcast Corp. +					2,307,713
92,989	Discovery, Inc. * +					2,478,157
8,748	Liberty Latin America Ltd. * + #					152,915
5,825	Meredith Corp. #					316,123
24,877	WideOpenWest, Inc. * +					188,070
						5,442,978
	METAL FABRICATE/HARDWARE - 1.2%
33,791	Timken Co. +					1,439,159

	MISCELLANEOUS MANUFACTURING - 0.8%
20,038	Core Molding Technologies, Inc.					174,331
36,469	GP Strategies Corp. * +					548,494
6,848	Lydall, Inc. *					181,609
						904,434
	OFFICE FURNISHINGS - 0.4%
25,784	Interface, Inc.					423,115

	OFFICE/BUSINESS EQUIPMENT - 0.4%
21,735	AstroNova, Inc.					434,265

	OIL & GAS - 0.4%
4,808	Valero Energy Corp.					422,239

	PACKAGING & CONTAINERS - 3.8%
33,816	Ardagh Group SA					409,850
32,781	Crown Holdings, Inc. * +					1,671,831
149,369	Graphic Packaging Holding Co. +					1,802,884
4,874	Greif, Inc.					220,061
23,624	Intertape Polymer Group, Inc.					353,651
						4,458,277
	PHARMACEUTICALS - 4.3%
11,117	Cardinal Health, Inc. +					555,516
22,389	CVS Health Corp. +					1,467,599
12,506	McKesson Corp. +					1,603,895
46,745	Mylan NV * +					1,400,013
						5,027,023
	REITS - 0.6%
31,723	Industrial Logistics Properties Trust *					681,727

	RETAIL - 3.6%
14,838	Beacon Roofing Supply, Inc. * +					539,065
60,969	Francesca's Holdings Corp. * #					53,848
49,096	Gap, Inc. +					1,249,002
2,249	Group 1 Automotive, Inc. +					137,256
35,873	Hudson Ltd. *					462,044
559	Mene, Inc. *					255
81,789	Michaels Cos., Inc. * + #					1,133,596
14,916	PetMed Express, Inc. #					353,211
159,741	Tuesday Morning Corp. * #					316,287
						4,244,564
	SEMICONDUCTORS - 2.5%
4,572	Intel Corp. +					215,433
19,425	Micron Technology, Inc. +					742,424
10,771	NXP Semiconductors NV					937,400
92,708	O2Micro International Ltd. - ADR *					147,406
9,353	ON Semiconductor Corp. * #					187,434
31,599	Xperi Corp. +					677,167
						2,907,264
	SOFTWARE - 7.1%
33,268	CSG Systems International, Inc. +					1,203,969
14,032	Donnelley Financial Solutions, Inc. * +					205,428
20,844	Dropbox, Inc. *					515,055
13,161	eGain Corp. *					94,233
465,399	HyreCar, Inc. * #					2,061,718
35,777	InnerWorkings, Inc. *					164,216
10,777	j2 Global, Inc. + #					809,999
20,854	Microsoft Corp. +					2,177,783
8,716	MicroStrategy, Inc. * #					1,105,973
						8,338,374
	SPECIALTY PHARMACEUTICALS - 1.6%
77,590	Bausch Health Cos., Inc. * +					1,904,835

	TELECOMMUNICATIONS - 8.0%
44,920	Aerohive Networks, Inc. *					171,594
63,459	AT&T, Inc. +					1,907,578
44,226	Cisco Systems, Inc. +					2,091,448
57,843	Iridium Communications, Inc. * + #					1,120,997
2,927	LogMeIn, Inc. +					272,270
8,329	NETGEAR, Inc. *					329,912
39,067	Plantronics, Inc. +					1,515,409
63,126	TESSCO Technologies, Inc. +					1,010,647
15,003	Verizon Communications, Inc. +					826,065
6,276	Zayo Group Holdings, Inc. * +					172,276
						9,418,196

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	COMMON STOCK (Continued) - 89.1%
	TEXTILES - 0.1%
1,151	Mohawk Industries, Inc. *					$148,237

	TRANSPORTATION - 3.1%
41,088	Atlas Air Worldwide Holdings, Inc. * +					2,186,703
8,150	FedEx Corp. +					1,447,195
						3,633,898
	TRUCKING & LEASING - 0.1%
7,416	Fly Leasing Ltd. - ADR					83,727

	TOTAL COMMON STOCK (Cost - $101,712,284)					104,278,664

	EXCHANGE TRADED FUND - 0.3%
	EQUITY - 0.3%
9,939	VanEck Vectors Junior Gold Miners ETF					327,589
	TOTAL EXCHANGE TRADED FUND (Cost - $291,051)

Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.3% **
1315	VanEck Vectors Junior Gold Miners ETF	Goldman Sachs	$4,076,500	2/15/2019	$31.00	278,780
50	Bausch Health Companies, Inc.	Goldman Sachs	50,000	1/17/2020	$10.00	75,000
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	$105.00	12,740
	TOTAL OPTIONS PURCHASED (Cost - $144,980)					366,520

	PUT OPTIONS PURCHASED - 0.1% **
152	Cincinnati Financial Corp.	Goldman Sachs	$1,216,000	3/15/2019	$80.00	26,220
342	Invesco QQQ Trust Series	Goldman Sachs	5,369,400	2/15/2019	$157.00	10,944
1,200	iShares iBoxx High Yield Corporate Bond ETF	Goldman Sachs	9,840,000	3/15/2019	$82.00	28,800
502	iShares Russell 2000 ETF	Goldman Sachs	7,228,800	2/8/2019	$144.00	14,558
362	iShares Russell 2000 ETF	Goldman Sachs	5,212,800	2/15/2019	$144.00	21,720
213	LCI Industries	Goldman Sachs	1,491,000	2/15/2019	$70.00	21,833
46	Tucows, Inc.	Goldman Sachs	345,000	8/16/2019	$75.00	32,430
	TOTAL PUT OPTIONS PURCHASED (Cost - $410,441)					156,505

	TOTAL OPTIONS PURCHASED (Cost - $555,421)					523,025

Shares
	SHORT-TERM INVESTMENTS - 23.1%
	COLLATERAL FOR SECURITIES LOANED - 6.4%
7,537,921	Mount Vernon Liquid Assets Portfolio, LLC, 2.64% ^ (a)					7,537,921
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,537,921)

	MONEY MARKET FUND - 16.7%
9,748,499	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.28% ^					9,748,499
9,748,499	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.31% ^					9,748,499
	TOTAL MONEY MARKET FUNDS (Cost - $19,496,998)					19,496,998

	TOTAL SHORT-TERM INVESTMENT (Cost - $27,034,919)					27,034,919

	WARRANT - 0.1%			Expiration Date	Exercise Price
60,251	New Frontier Corp. *			7/26/2023	$11.50	45,188
	TOTAL WARRANT (Cost - $69,289)

	TOTAL INVESTMENTS - 113.0% (Cost - $129,662,964)					$132,209,385
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $66,954)					(70,150)
	SECURITIES SOLD SHORT - (63.0) % (Proceeds - $72,676,873)					(73,711,149)
	OTHER ASSETS LESS LIABILITIES - 50.1%					58,558,060
	NET ASSETS - 100.0%					$116,986,146

Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - 0.1%
	CALL OPTIONS WRITTEN - 0.1% **
122	SVMK, Inc.	Goldman Sachs	$91,500	4/18/2019	$7.50	70,150
	TOTAL OPTIONS WRITTEN (Proceeds - $66,954)
Shares
	SECURITIES SOLD SHORT - (63.0) %
	AEROSPACE/DEFENSE - (1.6) %
7,224	Aerovironment, Inc. *					561,016
10,999	National Presto Industries, Inc.					1,315,700
						1,876,716
	AGRICULTURE - (0.0) %
5,532	Cadiz, Inc. *					56,980

	APPAREL - (1.1) %
5,711	Canada Goose Holdings, Inc. *					293,888
36,381	Crocs, Inc. *					1,044,862
						1,338,750
	AUTO MANUFACTURERS - (0.6) %
2,357	Tesla, Inc. *					723,646

	AUTO PARTS & EQUIPMENT - (0.7) %
38,028	Motorcar Parts of America, Inc. *					760,560

	BANKS - (0.7) %
8,442	First Financial Bankshares, Inc.					515,806
4,479	Westamerica Bancorporation					280,654
						796,460
	BEVERAGES - (0.6) %
9,849	MGP Ingredients, Inc.					707,060

	BIOTECHNOLOGY - (1.7) %
8,387	Emergent BioSolutions, Inc. *					523,265
9,153	Exact Sciences Corp. *					824,502
13,532	Intrexon Corp. *					103,655
5,152	Ionis Pharmaceuticals, Inc. *					298,816
15,972	NeoGenomics, Inc. *					265,455
						2,015,693
	BULDING MATERIALS - (2.6) %
11,852	AAON, Inc.					437,813
42,209	Continental Building Products, Inc. *					1,111,785
12,438	Masonite International Corp. *					711,454
12,155	Patrick Industries, Inc. *					484,985
3,426	Trex Co., Inc. *					238,998
						2,985,035
	CHEMICALS - (0.6) %
618	NewMarket Corp.					247,874
1,988	Quaker Chemical Corp.					406,466
						654,340

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (63.0) %
	COMMERCIAL SERVICES - (3.8) %
4,722	2U, Inc. *					$268,446
3,505	Brink's Co.					259,545
9,717	Ennis, Inc.					192,785
15,634	Franklin Covey Co. *					380,844
8,885	HealthEquity, Inc. *					553,891
10,494	HMS Holdings Corp. *					314,715
3,309	MarketAxess Holdings, Inc.					710,674
3,625	Moody's Corp. *					574,599
9,401	Square, Inc. *					670,761
10,420	TriNet Group, Inc. *					475,777
						4,402,037
	COMPUTERS - (1.3) %
2,691	Apple, Inc.					447,890
4,802	Mercury Systems, Inc. *					281,541
20,255	Vocera Communications, Inc. *					826,809
						1,556,240
	COSMETICS/PERSONAL CARE - (0.3) %
4,821	Colgate-Palmolive Co.					311,822

	DISTRIBUTION/WHOLESALE - (1.0) %
12,006	SiteOne Landscape Supply, Inc. *					639,920
1,833	WW Grainger, Inc.					541,450
						1,181,370
	DIVERSIFIED FINANCIAL SERVICES - (0.1) %
4,239	Hamilton Lane, Inc.					153,749

	ELECTRIC - (0.6) %
21,373	Ameresco, Inc. *					319,099
8,367	Otter Tail Corp.					405,381
						724,480
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1) %
1,972	Novanta, Inc. *					137,409

	ELECTONICS - (2.7) %
7,335	Badger Meter, Inc.					387,215
5,406	Kemet Corp. *					95,794
5,040	Mesa Laboratories, Inc.					1,141,711
31,166	ShotSpotter, Inc. *					1,500,955
						3,125,675
	ENGINEERING & CONSTRUCTION - (1.1) %
4,488	Comfort Systems USA, Inc.					215,289
10,195	Exponent, Inc.					509,342
32,696	IES Holdings, Inc. *					547,331
						1,271,962
	ENTERTAINMENT - (0.5) %
3,317	Vail Resorts, Inc.					624,458

	ENVIRONMENTAL CONTROL - (0.5) %
20,751	Casella Waste Systems, Inc. *					625,020

	FOOD - (1.3) %
4,863	Lancaster Colony Corp.					773,557
20,303	Tootsie Roll Industries, Inc.					703,499
						1,477,056
	HEALTHCARE - PRODUCTS - (5.9) %
37,745	Accelerate Diagnostics, Inc. *					687,336
3,584	Align Technology, Inc. *					892,237
724	Atrion Corp.					539,988
4,626	CONMED Corp.					325,439
5,062	CryoLife, Inc. *					141,280
7,842	Genomic Health, Inc. *					594,502
20,643	Intersect ENT, Inc. *					612,478
3,578	iRhythm Technologies, Inc. *					304,130
47,129	Meridian Bioscience, Inc.					772,444
7,225	NuVasive, Inc. *					362,262
1,955	Penumbra, Inc. *					284,472
17,223	Quidel Corp. *					999,451
5,878	Tactile Systems Technology, Inc. *					391,357
						6,907,376
	HEALTHCARE - SERVICES - (2.7) %
8,916	Amedisys, Inc. *					1,169,423
926	Chemed Corp.					275,892
9,568	Medpace Holdings, Inc. *					616,179
10,251	US Physical Therapy, Inc.					1,085,478
						3,146,972
	HOME BUILDERS - (1.0) %
13,676	LCI Industries					1,127,449

	HOME FURNISHINGS - (1.2) %
1,935	iRobot Corp. *					173,744
28,710	Sleep Number Corp. *					1,033,560
3,982	Tempur Sealy International, Inc. *					211,126
						1,418,430
	HOUSEWARES - (0.3) %
5,895	Toro Co.					350,753

	INSURANCE - (2.0) %
17,188	Cincinnati Financial Corp.					1,394,291
14,320	RLI Corp.					945,263
						2,339,554
	INTERNET - (4.1) %
24,315	ANGI Homeservices, Inc. *					413,355
13,629	Cargurus, Inc. *					582,912
25,541	FireEye, Inc. *					451,565
9,640	LINE Corp. - ADR *					347,908
19,044	Tucows, Inc. *					1,402,019
19,616	Twitter, Inc. *					658,313
27,862	Upwork, Inc. *					538,015
10,702	Zillow Group, Inc. *					375,533
						4,769,620
	LEISURE TIME - (2.3) %
37,328	Callaway Golf Co.					608,073
12,756	Harley-Davidson, Inc.					470,186
51,995	Marine Products Corp.					738,329
3,050	Planet Fitness, Inc. *					176,656
18,798	Town Sports International Holdings, Inc. *					113,352
31,899	YETI Holdings, Inc. *					542,602
						2,649,198

Balter Invenomic Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (63.0) %
	MACHINERY DIVERSIFIED - (0.3) %
7,332	Graco, Inc.					$317,696

	MEDIA- (1.3) %
33,408	Pearson PLC - ADR					396,887
2,963	Shopify, Inc. *					499,177
102,434	Sirius XM Holdings, Inc.					597,190
						1,493,254
	METAL FABRICATE/HARDWARE - (0.2) %
3,761	Omega Flex, Inc.					238,071

	MINING - (0.3) %
8,068	Materion Corp.					378,631

	MISCELLANEOUS MANUFACTURING - (0.1) %
13,760	Loop Industries, Inc. *					120,125

	PHARMACEUTICALS - (1.2) %
1,618	DexCom, Inc. *					228,187
1,605	GW Pharmaceuticals PLC - ADR *					229,114
9,713	Heska Corp. *					957,702
12,525	MariMed, Inc. *					50,601
						1,465,604
	REAL ESTATE - (0.5) %
29,803	Redfin Corp. *					533,176

	REITS - (1.9) %
14,458	Acadia Realty Trust					415,378
12,629	Physicians Realty Trust					228,711
8,487	Rayonier, Inc.					258,344
14,048	Rexford Industrial Realty, Inc.					472,013
22,577	Terreno Realty Corp.					910,756
						2,285,202
	RETAIL - (7.1) %
30,508	At Home Group, Inc. *					672,396
8,442	BJ's Wholesale Club Holdings, Inc. *					222,109
8,030	Carrols Restaurant Group, Inc. *					69,299
14,344	Carvana Co. *					532,880
12,595	Chuy's Holdings, Inc. *					286,158
5,067	Cracker Barrel Old Country Store, Inc.					847,608
7,483	Dave & Buster's Entertainment, Inc.					385,000
2,636	Dine Brands Global, Inc.					201,048
37,063	Duluth Holdings, Inc. *					885,064
5,759	Freshpet, Inc. *					207,151
22,549	Hennes & Mauritz AB					350,426
1,604	O'Reilly Automotive, Inc. *					552,835
25,291	Shake Shack, Inc. *					1,207,898
22,498	Shoe Carnival, Inc.					829,726
78,152	Tile Shop Holdings, Inc.					593,174
2,702	Urban Outfitters, Inc. *					87,275
21,089	Wendy's Co.					365,262
						8,295,309
	SEMICONDUCTORS - (1.0) %
12,858	Cree, Inc. *					648,429
16,912	Nanometrics, Inc. *					517,338
						1,165,767
	SOFTWARE - (5.0) %
6,672	ACI Worldwide, Inc. *					197,224
3,113	Appian Corp. *					100,207
2,274	Aspen Technology, Inc. *					219,737
5,734	Atlassian Corp. PLC *					564,226
36,425	Box, Inc. *					762,011
17,154	Domo, Inc. *					463,158
32,616	Glu Mobile, Inc. *					317,680
91,849	ImageWare Systems, Inc. *					78,990
28,039	SecureWorks Corp. *					642,654
15,548	Simulations Plus, Inc.					299,454
87,506	SVMK, Inc. *					1,138,453
6,698	Veeva Systems, Inc. *					730,484
1,282	Workday, Inc. *					232,721
2,995	Workiva, Inc. *					125,491
						5,872,490
	TELECOMMUNICATIONS - (0.3) %
50,132	ORBCOMM, Inc. *					408,074

	TRUCKING & LEASING - (0.1) %
2,051	GATX Corp.					155,220

	WATER - (0.7) %
6,164	American States Water Co.					417,426
10,615	York Water Co.					349,234
						766,660

	SECURITIES SOLD SHORT (Proceeds - $72,676,873)					73,711,149

	ADR - American Depositary Receipt
	ETF - Exchange-Traded Fund
	PLC - Public Limited Company
*	Non-income producing security.
#	All or a portion of this security is on loan. The market value of loaned securities is $7,369,708
+	All or a portion of the security is held as collateral for written options and securities sold short.
**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
^	Money market fund; interest rate reflects effective yield on January 31, 2019.
(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2019. Total collateral had a value of $7,537,921 at January 31, 2019.

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2019
Shares						Fair Value
	COMMON STOCK - 75.1%
	AEROSPACE/DEFENSE - 0.3%
55,367	CPI Aerostructures, Inc. * ^					$388,123

	APPAREL - 0.9%
100,519	Hanesbrands, Inc.					1,506,780

	AUTO PARTS & EQUIPMENT - 0.4%
17,466	Cooper Tire & Rubber Co. ^					614,803

	BANKS - 2.1%
40,717	CenterState Bank Corp.					1,009,782
46,130	Pinnacle Financial Partners, Inc.					2,480,410
						3,490,192
	BEVERAGES - 2.7%
270,691	Craft Brew Alliance, Inc. * ^					4,455,574

	BIOTECHNOLOGY - 1.6%
3,264	Ligand Pharmaceuticals, Inc. * ^					385,478
13,986	Myriad Genetics, Inc. * ^					394,265
53,640	RTI Surgical, Inc. * ^					235,480
50,728	Veracyte, Inc. * ^					922,742
42,074	Vericel Corp. * ^					723,673
						2,661,638
	BUILDING MATERIALS - 1.6%
26,082	Armstrong World Industries, Inc. ^					1,774,619
16,498	Builders FirstSource, Inc. *					218,104
1,493	Martin Marietta Materials, Inc. ^					263,783
9,446	US Concrete, Inc. * ^					336,278
						2,592,784
	CHEMICALS - 1.2%
59,567	Ferro Corp. * ^					992,982
7,366	Rogers Corp.					934,819
						1,927,801
	COMMERCIAL SERVICES - 2.5%
6,246	AMN Healthcare Services, Inc. *					404,678
81,076	Aspen Group, Inc. * ^					377,003
46,328	CRA International, Inc. ^					1,933,731
156,021	Hudson Global, Inc. *					227,791
46,565	International Money Express, Inc. * ^					535,498
4,382	Medifast, Inc. ^					557,566
						4,036,267
	COMPUTERS - 3.0%
20,609	Carbonite, Inc. * ^					590,242
18,058	ForeScout Technologies, Inc. * ^					550,769
6,303	Fortinet, Inc. * ^					482,621
17,322	PlayAGS, Inc. * ^					434,089
35,724	Rapid7, Inc. * ^					1,435,390
10,658	Varonis Systems, Inc. * ^					629,675
8,532	Vocera Communications, Inc. * ^					348,276
8,870	WNS Holdings Ltd. - ADR * ^					432,767
						4,903,829
	DISTRIBUTION/WHOLESALE - 2.2%
21,096	H&E Equipment Services, Inc. ^					564,740
101,922	LKQ Corp. *					2,672,395
6,137	SiteOne Landscape Supply, Inc. * ^					327,102
						3,564,237
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
6,098	EnerSys ^					519,915

	ELECTRONICS - 2.8%
51,268	Akoustis Technologies, Inc. * ^					387,073
6,637	Alarm.com Holdings, Inc. * ^					417,666
42,460	Avnet, Inc.					1,749,352
11,619	Camtek Ltd. ^					83,076
170,069	GoPro, Inc. * ^					838,440
5,838	KEMET Corp. * ^					103,449
10,338	OSI Systems, Inc. * ^					927,215
						4,506,271
	ENGINEERING & CONSTRUCTION - 2.5%
7,948	Argan, Inc. ^					335,565
23,041	Dycom Industries, Inc. *					1,337,530
152,289	Limbach Holdings, Inc. *					860,433
36,092	MasTec, Inc. * ^					1,601,763
						4,135,291
	ENTERTAINMENT - 1.2%
8,989	Cedar Fair LP ^					497,092
19,990	Eldorado Resorts, Inc. * ^					931,934
22,240	Scientific Games Corp. * ^					557,334
						1,986,360
	ENVIRONMENTAL CONTROL - 1.4%
14,841	Casella Waste Systems, Inc. *					447,011
32,129	Clean Harbors, Inc. *					1,902,358
						2,349,369
	GAS - 0.2%
9,736	AmeriGas Partners LP ^					300,258

	HEALTHCARE - PRODUCTS - 3.8%
142,382	Apyx Medical Corp. * ^					1,234,452
7,290	BioTelemetry, Inc. * ^					523,568
19,870	CareDx, Inc. * ^					556,956
100,285	Cerus Corp. * ^					597,699
71,742	Chembio Diagnostics, Inc. * ^					501,477
19,591	CryoLife, Inc. ^					546,785
92,234	GenMark Diagnostics, Inc. * ^					612,434
7,820	Merit Medical Systems, Inc. * ^					442,065
33,812	Sientra, Inc. * ^					375,989
3,871	STAAR Surgical Co. * ^					138,311
14,461	Tandem Diabetes Care, Inc. * ^					628,764
						6,158,500
	HEALTHCARE - SERVICES - 4.9%
16,137	Providence Service Corp. *					1,035,027
796,910	R1 RCM, Inc. * ^					6,470,909
6,797	Teladoc Health, Inc. * ^					436,367
						7,942,303

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	COMMON STOCK (Continued) - 75.1%
	HOME BUILDERS - 0.7%
66,817	Skyline Corp.					$1,206,715

	HOME FURNISHINGS - 0.6%
27,042	Sleep Number Corp. * ^					973,512

	INSURANCE - 2.6%
29,409	First American Financial Corp.					1,472,803
36,924	Kemper Corp. ^					2,775,946
						4,248,749
	INTERNET - 3.0%
72,949	Actua Corp. * #					46,687
82,947	Boingo Wireless, Inc. * ^					2,000,682
25,580	Perficient, Inc. * ^					652,546
3,126	Proofpoint, Inc. * ^					318,446
44,126	QuinStreet, Inc. * ^					840,159
87,412	Rubicon Project, Inc. * ^					389,858
5,940	Twilio, Inc. * ^					661,241
						4,909,619
	LEISURE TIME - 0.8%
17,809	Norwegian Cruise Line Holdings Ltd. * ^					915,917
24,299	YETI Holdings, Inc. * ^					413,326
						1,329,243
	MEDIA - 3.3%
64,581	Nexstar Media Group, Inc. ^					5,390,576

	MISCELLANEOUS MANUFACTURING - 3.4%
855,630	DIRTT Environmental Solutions *					4,541,035
47,767	Harsco Corp. * ^					1,017,437
						5,558,472
	OFFICE FURNISHINGS - 0.5%
47,486	Steelcase, Inc. ^					783,519

	OFFICE/BUSINESS EQUIPMENT - 0.5%
4,869	Zebra Technologies Corp. * ^					845,258

	OIL & GAS - 0.8%
2,971	Murphy USA, Inc. * ^					218,517
217,648	Northern Oil and Gas, Inc. * ^					550,649
17,518	Sunoco LP ^					536,576
						1,305,742
	OIL & GAS SERVICES - 0.6%
175,872	PHI, Inc. *					576,860
25,846	ProPetro Holding Corp. * ^					422,324
						999,184
	PACKAGING & CONTAINERS - 1.5%
201,549	Graphic Packaging Holding Co.					2,432,696

	PHARMACEUTICALS - 0.9%
95,042	BioScrip, Inc. * ^					345,002
137,468	Recro Pharma, Inc. *					1,139,610
						1,484,612
	REITS - 1.1%
42,102	Hersha Hospitality Trust ^					780,150
16,600	Park Hotels & Resorts, Inc. ^					499,162
6,293	Ryman Hospitality Properties, Inc. ^					505,643
						1,784,955
	RETAIL - 3.3%
48,132	Beacon Roofing Supply, Inc. *					1,748,636
24,472	BMC Stock Holdings, Inc. *					419,940
35,328	Carrols Restaurant Group, Inc. * ^					304,881
484	Dollar General Corp. ^					55,868
3,665	Five Below, Inc. * ^					453,470
35,738	GMS, Inc. *					676,520
4,875	Lovesac Co. * ^					116,415
18,942	Rush Enterprises, Inc.					724,531
121,062	Tile Shop Holdings, Inc. ^					918,861
						5,419,122
	SEMICONDUCTORS - 1.0%
11,070	Brooks Automation, Inc. ^					344,609
12,597	Integrated Device Technology, Inc. * ^					615,363
67,299	Lattice Semiconductor Corp. * ^					524,932
1,155	Monolithic Power Systems, Inc. ^					146,177
						1,631,081
	SOFTWARE - 7.7%
65,324	Absolute Software Corp. * ^					410,235
24,049	ACI Worldwide, Inc. * ^					710,888
17,820	CommVault Systems, Inc. * ^					1,177,367
37,091	Digi International, Inc. * ^					439,899
9,684	DocuSign, Inc. * ^					478,874
3,718	Ebix, Inc. ^					212,372
12,936	Everbridge, Inc. * ^					800,221
17,715	Five9, Inc. * ^					905,768
73,484	HyreCar, Inc. * ^					325,534
151,666	Inseego Corp. * ^					793,213
28,278	LivePerson, Inc. * ^					663,685
24,658	Monotype Imaging Holdings, Inc. ^					409,323
144,670	Nuance Communications, Inc. *					2,295,913
6,459	Omnicell, Inc. * ^					420,675
150,791	Pareteum Corp. * ^					376,978
10,918	PROS Holdings, Inc. * ^					377,763
10,642	SailPoint Technologies Holding, Inc. * ^					303,829
39,930	Upland Software, Inc. * ^					1,247,413
7,443	Workiva, Inc. * ^					311,862
						12,661,812
	TELECOMMUNICATIONS - 3.0%
27,551	8x8, Inc. * ^					485,173
79,480	ORBCOMM, Inc. * ^					646,967
17,852	Plantronics, Inc.					692,479
35,298	Quantenna Communications, Inc. * ^					527,352
103,998	Ribbon Communications, Inc. * ^					580,309
128,393	Sierra Wireless, Inc. *					1,995,227
						4,927,507

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	COMMON STOCK (Continued) - 75.1%
	TRANSPORTATION - 4.2%
9,308	Atlas Air Worldwide Holdings, Inc. * ^					$495,372
19,900	Genesee & Wyoming, Inc. *					1,562,548
16,330	Hub Group, Inc. * ^					726,848
61,275	Knight-Swift Transportation Holdings, Inc.					1,945,481
44,246	Marten Transport Ltd.					856,160
5,413	Saia, Inc. * ^					324,618
11,125	TFI International, Inc.					327,659
19,935	Werner Enterprises, Inc.					656,260
						6,894,946

	TOTAL COMMON STOCK (Cost - $100,083,332)					122,827,615

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.2% +
	CALL OPTIONS PURCHASED - 0.2%
48	ASML Holding NV	Goldman Sachs	$864,000	4/18/2019	$180.00	36,000
100	Boot Barn Holdings, Inc.	Goldman Sachs	225,000	2/15/2019	$22.50	20,000
5	Cedar Fair LP	Goldman Sachs	25,000	3/15/2019	$50.00	2,850
118	Cedar Fair LP	Goldman Sachs	649,000	3/15/2019	$55.00	23,895
97	Eldorado Resorts, Inc.	Goldman Sachs	436,500	3/15/2019	$45.00	38,800
46	KEMET Corp.	Goldman Sachs	96,600	2/15/2019	$21.00	460
49	KEMET Corp.	Goldman Sachs	83,300	3/15/2019	$17.00	7,889
15	Medifast, Inc.	Goldman Sachs	180,000	3/15/2019	$120.00	23,700
48	Nu Skin Enterprises, Inc.	Goldman Sachs	312,000	2/15/2019	$65.00	15,360
23	Nu Skin Enterprises, Inc.	Goldman Sachs	149,500	3/15/2019	$65.00	9,430
94	Scientific Games Corp.	Goldman Sachs	244,400	2/15/2019	$26.00	9,870
48	Steelcase, Inc.	Goldman Sachs	84,000	4/18/2019	$17.50	2,640
34	Varonis Systems, Inc.	Goldman Sachs	187,000	2/15/2019	$55.00	20,230
25	Varonis Systems, Inc.	Goldman Sachs	137,500	3/15/2019	$55.00	16,875
48	ViaSat, Inc.	Goldman Sachs	312,000	3/15/2019	$65.00	9,360
	TOTAL CALL OPTIONS PURCHASED (Cost - $181,229)					237,359

	PUT OPTIONS PURCHASED - 0.0%
48	Booz Allen Hamilton Holding Co.	Goldman Sachs	216,000	2/15/2019	$45.00	2,400
23	CyberArk Software Ltd.	Goldman Sachs	179,400	2/15/2019	$78.00	4,255
15	CyberArk Software Ltd.	Goldman Sachs	120,000	2/15/2019	$80.00	2,415
138	Dick's Sporting Goods, Inc.	Goldman Sachs	414,000	3/15/2019	$30.00	6,900
230	FireEye, Inc.	Goldman Sachs	391,000	2/15/2019	$17.00	13,800
48	Invesco QQQ Trust Series 1	Goldman Sachs	768,000	2/15/2019	$160.00	2,400
23	Kirby Corp.	Goldman Sachs	161,000	2/15/2019	$70.00	1,495
24	Lam Research Corp.	Goldman Sachs	336,000	2/15/2019	$140.00	240
23	PACCAR, Inc.	Goldman Sachs	139,150	2/15/2019	$60.50	402
14	PACCAR, Inc.	Goldman Sachs	84,000	3/15/2019	$60.00	728
146	Technology Select Sector SPDR ETF	Goldman Sachs	846,800	2/15/2019	$58.00	146
145	Technology Select Sector SPDR ETF	Goldman Sachs	899,000	2/15/2019	$62.00	2,030
145	Winnebago Industries, Inc.	Goldman Sachs	290,000	2/15/2019	$20.00	363
97	Winnebago Industries, Inc.	Goldman Sachs	242,500	2/15/2019	$25.00	2,425
	TOTAL PUT OPTIONS PURCHASED (Cost - $141,778)					39,999

	TOTAL OPTIONS PURCHASED (Cost - $323,007)					277,358
Shares
	RIGHTS - 0.0%
25,442	Nexstar Broadcasting Group CVR #					0
	TOTAL RIGHTS (Cost - $7,632)

	SHORT-TERM INVESTMENTS - 23.5%
	MONEY MARKET FUND - 23.5%
38,537,272	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.28% **					38,537,272
	TOTAL SHORT-TERM INVESTMENTS (Cost - $38,537,272)

	WARRANT - 0.0%			Expiration Date	Exercise Price
13,148	International Money Express, Inc.			1/20/2022	$11.50	32,870
	TOTAL WARRANT (Cost - $15,975)

	TOTAL INVESTMENTS - 98.8% (Cost - $138,967,218) (a)					161,675,115
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $108,341)					(122,847)
	PUT OPTIONS WRITTEN - (0.0) % (Proceeds - $22,925)					(4,824)
	SECURITIES SOLD SHORT (34.1) % (Proceeds - $56,003,093)					(55,775,033)
	OTHER ASSETS LESS LIABILITIES - 35.4%					57,953,533
	NET ASSETS - 100.0%					$163,725,944

				Option
Contracts		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS WRITTEN - (0.1) % +
	CALL OPTIONS WRITTEN - (0.1) %
21	8x8, Inc.	Goldman Sachs	$47,250	2/15/2019	$22.50	53
48	ASML Holding NV	Goldman Sachs	960,000	4/18/2019	$200.00	10,080
14	BioTelemetry, Inc.	Goldman Sachs	105,000	2/15/2019	$75.00	2,030
27	BioTelemetry, Inc.	Goldman Sachs	229,500	5/17/2019	$85.00	10,044
145	Boot Barn Holdings, Inc.	Goldman Sachs	362,500	2/15/2019	$25.00	13,050
54	CareDx, Inc.	Goldman Sachs	162,000	3/15/2019	$30.00	11,610
117	Cedar Fair LP	Goldman Sachs	702,000	3/15/2019	$60.00	2,925
24	CyberArk Software Ltd.	Goldman Sachs	192,000	2/15/2019	$80.00	21,600
26	Five9, Inc.	Goldman Sachs	143,000	4/18/2019	$55.00	7,800
46	KEMET Corp.	Goldman Sachs	110,400	2/15/2019	$24.00	138
49	KEMET Corp.	Goldman Sachs	107,800	3/15/2019	$22.00	882
243	MasTec, Inc.	Goldman Sachs	1,215,000	2/15/2019	$50.00	1,215
15	Medifast, Inc.	Goldman Sachs	210,000	3/15/2019	$140.00	8,550
26	Twilio, Inc.	Goldman Sachs	286,000	2/22/2019	$110.00	29,380
9	Varonis Systems, Inc.	Goldman Sachs	58,500	2/15/2019	$65.00	990
25	Varonis Systems, Inc.	Goldman Sachs	175,000	3/15/2019	$70.00	2,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $108,341)					122,847

	PUT OPTIONS WRITTEN - (0.0) %
15	CyberArk Software Ltd.	Goldman Sachs	105,000	2/15/2019	$70.00	570
23	CyberArk Software Ltd.	Goldman Sachs	167,900	2/15/2019	$73.00	1,380
48	Invesco QQQ Trust Series 1	Goldman Sachs	720,000	2/15/2019	$150.00	480
23	Kirby Corp.	Goldman Sachs	149,500	2/15/2019	$65.00	805
24	Lam Research Corp.	Goldman Sachs	288,000	2/15/2019	$120.00	132
146	Technology Select Sector SPDR	Goldman Sachs	788,400	2/15/2019	$54.00	730
97	Winnebago Industries, Inc.	Goldman Sachs	218,250	2/15/2019	$22.50	727
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $22,925)					4,824

	TOTAL OPTIONS WRITTEN (Proceeds - $131,266)					127,671

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019
Shares						Fair Value
	SECURITIES SOLD SHORT - (34.1) %
	APPAREL - (0.4) %
25,193	Crocs, Inc. *					$723,543

	AUTO PARTS & EQUIPMENT - (0.7) %
23,134	American Axle & Manufacturing Holdings, Inc. *					341,921
8,642	Gentherm, Inc. *					367,803
22,166	Motorcar Parts of America, Inc. *					443,320
						1,153,044
	BEVERAGES - (0.9) %
2,331	Boston Beer Co., Inc. *					580,792
9,929	National Beverage Corp. *					832,447
						1,413,239
	BUILDING MATERIALS - (1.2) %
6,204	American Woodmark Corp. *					433,970
9,202	Apogee Enterprises, Inc.					313,512
25,994	Continental Building Products, Inc. *					684,682
12,837	US Concrete, Inc. *					456,997
						1,889,161
	CHEMICALS - (1.0) %
18,020	Balchem Corp.					1,496,020
3,514	Sensient Technologies Corp.					220,609
						1,716,629
	COMMERCIAL SERVICES - (2.0) %
7,236	ABM Industries, Inc.					247,399
13,643	Avis Budget Group, Inc. *					363,450
2,299	Booz Allen Hamilton Holding Corp.					112,950
8,158	Cardtronics PLC					220,837
19,763	Cross Country Healthcare, Inc. *					190,318
16,218	Huron Consulting Group, Inc. *					784,140
1,148	Insperity, Inc.					122,469
3,549	MoneyGram International, Inc. *					7,559
28,522	Quanta Services, Inc.					1,007,967
4,610	Robert Half International, Inc.					297,022
						3,354,111
	COMPUTERS - (1.4) %
859	CyberArk Software Ltd. *					75,386
2,721	Fortinet, Inc. *					208,347
28,770	KeyW Holding Corp. *					206,569
5,068	Leidos Holdings, Inc.					293,944
3,810	MAXIMUS, Inc.					267,195
7,484	NetScout Systems, Inc. *					194,060
20,178	PAR Technology Corp. *					503,038
7,344	Science Applications International Corp.					493,076
						2,241,615
	DISTRIBUTION/WHOLESALE - (0.3) %
2,915	Pool Corp.					436,988

	DIVERSIFIED FINANCIAL SERVICES - (0.5) %
14,061	Enova International, Inc. *					324,106
32,879	Waddell & Reed Financial, Inc.					562,888
						886,994
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.4) %
5,985	Belden, Inc.					320,856
1,779	Littelfuse, Inc.					312,606
						633,462
	ELECTRONICS - (1.1) %
8,665	Control4 Corp. *					172,174
5,029	Digimarc Corp. *					98,015
32,104	Gentex Corp.					679,963
4,012	TTM Technologies, Inc. *					46,058
43,706	Vishay Intertechnology, Inc.					852,267
						1,848,477
	ENGINEERING & CONSTRUCTION - (0.0) %
416	Comfort Systems USA, Inc.					19,956
906	NV5 Global, Inc. *					64,118
						84,074
	ENTERTAINMENT - (0.6) %
25,507	International Game Technology PLC					417,295
6,141	Marriott Vacations Worldwide Corp.					543,724
						961,019
	EQUITY FUNDS - (3.5) %
4,538	iShares PHLX Semiconductor ETF					783,667
26,542	iShares Russell 2000 ETF					3,956,351
3,266	iShares Russell 2000 Growth ETF					612,179
5,443	ProShares Ultra Russell2000					349,223
						5,701,420
	FOOD - (0.2) %
2,040	J&J Snack Foods Corp.					314,874

	HAND/MACHINE TOOLS - (0.2) %
4,525	Lincoln Electric Holdings, Inc.					391,141

	HEALTHCARE - PRODUCTS - (1.1) %
21,559	Avanos Medical, Inc. *					982,012
3,841	Cantel Medical Corp.					312,734
723	ICU Medical, Inc. *					179,882
64,070	Obalon Therapeutics, Inc. *					117,248
2,160	Tactile Systems Technology, Inc. *					143,813
						1,735,689
	HEALTHCARE - SERVICES - (0.4) %
31,757	American Renal Associates Holdings, Inc. *					384,895
35,157	Joint Corp. *					287,936
						672,831
	HOME BUILDERS - (3.0) %
3,181	LCI Industries					262,242
6,753	Lennar Corp.					320,227
24,816	Meritage Homes Corp. *					1,118,705
21,558	Skyline Champion Corp.					389,337
18,486	Thor Industries, Inc.					1,203,808
124,278	TRI Pointe Group, Inc. *					1,671,539
						4,965,858

Balter L/S Small Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2019

Shares						Fair Value
	SECURITIES SOLD SHORT (Continued) - (34.1) %
	HOUSEHOLD PRODUCTS/WARES - (0.2) %
2,448	Helen of Troy Ltd.					$284,066

	INTERNET - (1.4) %
60,452	1-800-Flowers.com, Inc. *					964,209
11,186	HealthStream, Inc.					281,440
30,643	NIC, Inc.					502,545
6,083	RingCentral, Inc. *					562,313
						2,310,507
	LEISURE TIME - (0.6) %
24,703	Callaway Golf Co.					402,412
32,489	Camping World Holdings, Inc.					460,694
6,048	Vista Outdoor, Inc. *					60,359
						923,465
	MACHINERY-DIVERSIFIED - (0.3) %
10,437	Flowserve Corp.					459,645

	MISCELLANEOUS MANUFACTURING - (0.2) %
8,627	Donaldson Co., Inc.					407,885

	OFFICE/BUSINESS EQUIPMENT - (0.3) %
57,844	Pitney Bowes, Inc.					417,055

	OIL & GAS - (0.3) %
121,084	Laredo Petroleum, Inc. *					460,119

	OIL & GAS SERVICES - (0.5) %
5,131	Helix Energy Solutions Group, Inc. *					35,045
11,994	KLX Energy Services Holdings, Inc. *					312,564
25,811	MRC Global, Inc. *					403,168
						750,777
	REAL ESTATE - (0.7) %
60,705	Realogy Holdings Corp.					1,077,514

	REITS - (0.1) %
5,555	Seritage Growth Properties					223,367

	RETAIL - (5.0) %
485	AutoZone, Inc. *					410,960
10,187	BMC Stock Holdings, Inc. *					174,809
151,406	Chico's FAS, Inc.					878,155
8,363	Dave & Busters' Entertainment, Inc.					430,276
36,968	Freshpet, Inc. *					1,329,739
3,726	Hibbett Sports, Inc. *					60,883
5,333	Home Depot, Inc.					978,765
9,335	Michaels Cos., Inc. *					129,383
56,438	PetIQ, Inc. *					1,716,844
23,645	PetMed Express, Inc.					559,914
2,160	RH *					293,479
10,729	Shake Shack, Inc. *					512,417
3,266	Tractor Supply Co.					278,916
21,779	Wendy's Co.					377,212
						8,131,752
	SEMICONDUCTORS - (1.0) %
19,704	Diodes, Inc. *					662,646
5,307	Power Integrations, Inc.					350,262
9,404	Semtech Corp. *					456,658
16,575	Tower Semiconductor Ltd. *					246,802
						1,716,368
	SOFTWARE - (4.0) %
2,721	Alteryx, Inc. *					193,599
14,443	Blackbaud, Inc. *					1,034,119
10,751	Cerner Corp					590,337
2,589	Guidewire Software, Inc. *					224,414
27,015	Inovalon Holdings, Inc. *					386,044
10,270	Instructure, Inc. *					405,973
14,661	InterXion Holding NV					880,246
1,783	MicroStrategy, Inc. *					226,245
9,097	NextGen Healthcare, Inc. *					160,835
2,664	Oracle Corp.					133,813
7,909	Pegasystems, Inc.					445,198
2,918	PROS Holdings, Inc. *					100,963
3,294	PTC, Inc. *					279,298
1,454	salesforce.com, Inc. *					220,964
5,202	Tyler Technologies, Inc.					984,166
938	Ultimate Software Group, Inc.					256,140
						6,522,354
	TELECOMMUNICATIONS - (0.4) %
7,292	Acacia Communications, Inc. *					317,275
10,305	Juniper Networks, Inc.					267,312
						584,587
	TRANSPORTATION - (0.2) %
5,621	Heartland Express, Inc.					112,476
3,590	Kirby Corp. *					268,927
						381,403

	TOTAL SECURITIES SOLD SHORT (Proceeds - $56,003,093)					55,775,033

	CVR - Contingent Value Rights
	ETF - Exchange Traded Fund
	LP - Limited Partnership
	PLC - Public Limited Company
^	All or a portion of this security is held as collateral for securities sold short or options written.
*	Non-income producing security.
+	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
**	Money market fund; interest rate reflects effective yield on January 31, 2019.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. .Future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustee of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund's investments carried at fair value:

Balter European L/S Small Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$52,346,088	$-	$-	$52,346,088
Money Market Funds	10,282,245	-	-	10,282,245
Total	$62,628,333	$-	$-	$62,628,333
Liabilities**
Forward Currency Contracts	$-	$283,233	$-	$283,233
Securities Sold Short	19,871,698	-	-	19,871,698
Total	$19,871,698	$283,233	$-	$20,154,931

Balter Invenomic Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$104,278,664	$-	$-	$104,278,664
Exchange-Traded Fund	327,589	-	-	327,589
Call Options Purchased	366,520	-	-	366,520
Put Options Purchased	76,022	80,483		156,505
Collateral for Securities Loaned	7,537,921	-	-	7,537,921
Money Market Funds	19,496,998	-	-	19,496,998
Warrant	45,188	-	-	45,188
Total	$132,128,902	$80,483	$-	$132,209,385
Liabilities**
Call Options Written	$-	$70,150	$-	$70,150
Securities Sold Short	73,711,149	-	-	73,711,149
Total	$73,711,149	$70,150	$-	$73,781,299

Balter L/S Small Cap Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$122,827,615	$-	$-	$122,827,615
Call Options Purchased	147,869	89,490	-	237,359
Put Options Purchased	28,079	11,920	-	39,999
Money Market Funds	38,537,272	-	-	38,537,272
Rights	-	-	0	0
Warrant	32,870	-	-	32,870
Total	$161,573,705	$101,410	$0	$161,675,115
Liabilities**
Call Options Written	$106,074	$16,773	$-	$122,847
Put Options Written	1,855	2,969	-	4,824
Securities Sold Short	55,775,033	-	-	55,775,033
Total	$55,882,962	$19,742	$-	$55,902,704
* Refer to the Portfolio of Investments for industry classification.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Balter Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2019

The following tables are summary of the unrealized appreciation/depreciation of derivative instruments utilized by the Funds as of January 31, 2019 categorized by risk exposure.

Balter European L/S Small Cap Fund
Unrealized appreciation/(depreciation) on derivatives
	Currency	Total Value at January 31, 2019
Forward Currency Contracts	$(283,233)	$(283,233)
Total	$(283,233)	$(283,233)

Balter Invenomic Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2019
Purchased Options	$(32,396)	$(32,396)
Written Options	(3,196)	(3,196)
Total	$(35,592)	$(35,592)

Balter L/S Small Cap Equity Fund
Unrealized appreciation/(depreciation) on derivatives
	Equity	Total Value at January 31, 2019
Purchased Options	$(45,649)	$(45,649)
Written Options	3,595	3,595
Total	$(42,054)	$(42,054)

The notional value of the derivative instruments outstanding as of January 31, 2019 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a reconciliation of Nexstar Broadcasting Group CVR (Balter L/S Small Cap Equity Fund), for which Level 3 inputs were used in determining value:

	Balter L/S Small Cap
	Equity Fund
Beginning balance October 31, 2018	$-
Total realized gain/(loss)	-
Change in unrealized appreciation	-
Capital Distribution	-
Tax basis adjustment	-
Net Transfers in/(out) of Level 3	-
Ending Balance January 31, 2019	$-

Quantitative disclosures of unobservable inputs and assumptions used by the Balter L/S Small Cap Equity Fund are below.

Investments in Securities
Balter L/S Small Cap Equity Fund	Fair Value	Valuation Techniques	Unobservable Input
Nexstar Broadcasting Group CVR	$-	Contingent Value Rights	Potential future cash payments
	$-

Fair value securities as a percent of net assets at January 31, 2019 were 0.0% for the Balter L/S Small Cap Equity Fund

Aggregate Unrealized Appreciation and Depreciation
The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:
		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Balter European L/S Small Cap Fund	$47,714,916	$4,739,666	$(9,982,180)	$(5,242,514)
Balter Invenomic Fund	57,441,208	11,398,489	(10,411,611)	986,878
Balter L/S Small Cap Equity Fund	83,656,608	28,562,981	(6,447,178)	22,115,803

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/26/19

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 3/26/19